Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠

April 30, 2021

RW34-QTLY-0621
1.858598.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	15,415	$283,171
Fidelity Series Commodity Strategy Fund (a)	44,840	238,101
Fidelity Series Large Cap Growth Index Fund (a)	10,773	181,518
Fidelity Series Large Cap Stock Fund (a)	10,332	199,205
Fidelity Series Large Cap Value Index Fund (a)	25,234	385,581
Fidelity Series Small Cap Opportunities Fund (a)	5,140	94,839
Fidelity Series Value Discovery Fund (a)	8,496	141,548
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,168,961)		1,523,963

International Equity Funds - 17.9%
Fidelity Series Canada Fund (a)	5,832	77,508
Fidelity Series Emerging Markets Fund (a)	6,391	75,856
Fidelity Series Emerging Markets Opportunities Fund (a)	26,185	680,560
Fidelity Series International Growth Fund (a)	9,944	185,945
Fidelity Series International Index Fund (a)	6,529	78,540
Fidelity Series International Small Cap Fund (a)	3,194	69,780
Fidelity Series International Value Fund (a)	16,838	186,056
Fidelity Series Overseas Fund (a)	14,150	186,503
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,152,912)		1,540,748

Bond Funds - 48.2%
Fidelity Series Corporate Bond Fund (a)	58,562	640,665
Fidelity Series Emerging Markets Debt Fund (a)	5,116	47,168
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,527	15,619
Fidelity Series Floating Rate High Income Fund (a)	993	9,157
Fidelity Series Government Bond Index Fund (a)	75,433	795,061
Fidelity Series High Income Fund (a)	5,741	54,251
Fidelity Series Inflation-Protected Bond Index Fund (a)	76,134	828,341
Fidelity Series International Credit Fund (a)	262	2,622
Fidelity Series Investment Grade Bond Fund (a)	75,594	877,646
Fidelity Series Investment Grade Securitized Fund (a)	58,976	610,989
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,524	238,262
Fidelity Series Real Estate Income Fund (a)	2,884	32,613
TOTAL BOND FUNDS
(Cost $4,062,616)		4,152,394

Short-Term Funds - 16.2%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	439,787	439,787
Fidelity Series Short-Term Credit Fund (a)	21,867	222,603
Fidelity Series Treasury Bill Index Fund (a)	73,161	731,609
TOTAL SHORT-TERM FUNDS
(Cost $1,390,251)		1,393,999
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,774,740)		8,611,104
NET OTHER ASSETS (LIABILITIES) - 0.0%		(473)
NET ASSETS - 100%		$8,610,631

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$236,160	$153,384	$108,372	$87,023	$872	$1,127	$283,171
Fidelity Series Canada Fund	59,736	21,187	22,529	1,443	554	18,560	77,508
Fidelity Series Commodity Strategy Fund	169,680	79,803	66,587	864	(88)	55,293	238,101
Fidelity Series Corporate Bond Fund	515,219	241,008	88,028	17,703	(760)	(26,774)	640,665
Fidelity Series Emerging Markets Debt Fund	44,112	14,107	11,240	1,592	(478)	667	47,168
Fidelity Series Emerging Markets Debt Local Currency Fund	--	17,271	1,757	216	7	98	15,619
Fidelity Series Emerging Markets Fund	59,972	19,450	20,328	1,006	1,133	15,629	75,856
Fidelity Series Emerging Markets Opportunities Fund	546,722	180,860	187,505	19,149	12,310	128,173	680,560
Fidelity Series Floating Rate High Income Fund	9,293	2,863	3,515	313	(76)	592	9,157
Fidelity Series Government Bond Index Fund	609,378	321,073	82,742	16,374	(927)	(51,721)	795,061
Fidelity Series Government Money Market Fund 0.07%	153,729	524,952	238,894	280	--	--	439,787
Fidelity Series High Income Fund	48,442	15,610	11,325	2,110	(76)	1,600	54,251
Fidelity Series Inflation-Protected Bond Index Fund	640,264	247,906	79,166	9,252	(90)	19,427	828,341
Fidelity Series International Credit Fund	2,563	158	--	158	--	(113)	2,622
Fidelity Series International Growth Fund	158,331	75,814	56,910	25,604	670	8,040	185,945
Fidelity Series International Index Fund	65,010	20,443	22,685	1,428	638	15,134	78,540
Fidelity Series International Small Cap Fund	53,133	16,276	16,472	556	724	16,119	69,780
Fidelity Series International Value Fund	157,835	52,277	70,290	5,007	(299)	46,533	186,056
Fidelity Series Investment Grade Bond Fund	679,797	349,552	105,790	40,603	(1,267)	(44,646)	877,646
Fidelity Series Investment Grade Securitized Fund	459,586	235,569	68,861	14,437	(588)	(14,717)	610,989
Fidelity Series Large Cap Growth Index Fund	162,050	50,086	68,230	2,450	3,244	34,368	181,518
Fidelity Series Large Cap Stock Fund	165,650	63,391	86,456	10,057	5,740	50,880	199,205
Fidelity Series Large Cap Value Index Fund	313,704	119,829	154,628	7,594	8,725	97,951	385,581
Fidelity Series Long-Term Treasury Bond Index Fund	156,874	154,770	22,426	16,724	(1,039)	(49,917)	238,262
Fidelity Series Overseas Fund	158,643	52,023	58,450	2,046	1,828	32,459	186,503
Fidelity Series Real Estate Income Fund	27,974	9,617	9,023	1,555	(93)	4,138	32,613
Fidelity Series Short-Term Credit Fund	211,091	33,588	20,468	3,492	150	(1,758)	222,603
Fidelity Series Small Cap Opportunities Fund	79,129	23,065	41,294	1,932	5,185	28,754	94,839
Fidelity Series Treasury Bill Index Fund	724,826	115,162	107,655	891	(326)	(398)	731,609
Fidelity Series Value Discovery Fund	111,933	41,014	54,256	2,907	3,030	39,827	141,548
	$6,780,836	$3,252,108	$1,885,882	$294,766	$38,703	$425,325	$8,611,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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